Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Significant Accounting Policies [Abstract]
Schedule of Relevant Exchange Rates	The relevant exchange rates are listed below:
	September 30, 2023	September 30, 2022	September 30, 2021
Period ended RMB: USD exchange rate	7.2960	7.1135	6.4434
Period average RMB: USD exchange rate	7.0533	6.5532	6.5238

Schedule of Property, Plant, and Equipment Useful Lives	Property, plant, and equipment are recorded at cost less accumulated depreciation. Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:
Useful Lives
Buildings	20 years
Machinery and equipment	5-10 years
Transportation vehicles	4-5 years
Office equipment	3-5 years
Electronic equipment	3 years

Schedule of Land Use Rights	These land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization.
Rental period
Land use rights	20-50 years

Schedule of Intangible Assets Estimated Useful Lives	Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Useful lives
Software	3 years
Patent	10 years